Commitments and Contingencies (Details) (USD $)	12 Months Ended	0 Months Ended		1 Months Ended					12 Months Ended
	Dec. 31, 2012	Feb. 24, 2012 Action for negligence in supervising an employee E-T-T Inc.	Feb. 14, 2012 Action for negligence in supervising an employee E-T-T Inc.	Feb. 28, 2006 Action for negligence in supervising an employee E-T-T Inc.	May 31, 2012 Action by former employee terminated without cause Primadonna Company, LLC	Nov. 30, 2011 Action by former employee terminated without cause Primadonna Company, LLC	Mar. 31, 2009 Action by former employee terminated without cause Primadonna Company, LLC	Dec. 31, 2012 Continuing operations [Member]	Dec. 31, 2012 Non-cancelable lease obligations [Member] Continuing operations [Member]	Dec. 31, 2011 Non-cancelable lease obligations [Member] Continuing operations [Member]	Dec. 31, 2010 Non-cancelable lease obligations [Member] Continuing operations [Member]
Future minimum payments due
2013								$ 7,996,000
2014								7,633,000
2015								7,567,000
2016								7,398,000
2017								7,330,000
Thereafter								175,197,000
Total								213,121,000
Rent expense									7,900,000	7,500,000	7,400,000
Compensatory damages				4,100,000			1,300,000
Punitive damages				10,100,000
Lowered punitive damage award				4,100,000
Amount of damage as per settlement agreement			4,000,000
Amount agreed to be reimbursed by insurance carrier			500,000
Settlement amount paid		4,000,000			1,800,000
Awarded value						1,900,000
Number of years ago that the gas station contaminated the soil	30 years
Environmental remediation expense	3,200,000
Increase in capital expenditures due to environmental remediation	$ 4,000,000